Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions
Management and director fees	$ 505	$ 1,018	$ 982	$ 1,508
Share-based compensation	1,390	262	2,563	2,017
Total	$ 1,895	$ 1,280	$ 3,545	$ 3,525